CONSOLIDATED BALANCE SHEETS (Parenthetical) - Successor [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses	$ 0	$ 2
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	19,221,090	15,254,389
Common stock, shares outstanding	19,221,090	15,254,389
Common Class C [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0